Consolidated Statement of Changes in Equity Unaudited - GBP (£) £ in Millions	Total	Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2020	£ 16,245	£ 15,848	£ 7,060	£ 2,241	£ 29	£ 486	£ 2	£ 6,030	£ 397
Profit after tax	571	537						537	34
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	(4)	(4)			(4)
– Cash flow hedges	(202)	(202)				(202)
– Pension remeasurement	497	496						496	1
– Own credit adjustment	0
Total comprehensive income	862	827			(4)	(202)	0	1,033	35
Issue of other equity instruments	450	450		450
Repurchase of other equity instruments	(500)	(500)		(500)
Dividends on other equity instruments	(73)	(73)						(73)
Dividends on non-controlling interests	(17)								(17)
Ending balance at Jun. 30, 2021	16,967	16,552	7,060	2,191	25	284	2	6,990	415
Beginning balance at Dec. 31, 2021	16,378	16,143	7,060	2,191	26	110	2	6,754	235
Profit after tax	760	743						743	17
Other comprehensive (expense)/income, net of tax:
– Fair value reserve (debt instruments)	(5)	(5)			(5)
– Cash flow hedges	(779)	(779)				(779)
– Pension remeasurement	300	300						300
– Own credit adjustment	20	20						20
Total comprehensive income	296	279			(5)	(779)	0	1,063	17
Issue of other equity instruments	750	750		750
Disposal of non-controlling interests	(235)								(235)
Repurchase of other equity instruments	(750)	(750)		(745)				(5)
Dividends on ordinary shares	(397)	(397)						(397)
Dividends on other equity instruments	(76)	(76)						(76)
Dividends on non-controlling interests	(17)								(17)
Ending balance at Jun. 30, 2022	£ 15,949	£ 15,949	£ 7,060	£ 2,196	£ 21	£ (669)	£ 2	£ 7,339	£ 0